Revenues and Cost of Revenues	12 Months Ended
Dec. 31, 2019
Revenues and Cost of Revenues [Abstract]
REVENUES AND COST OF REVENUES

NOTE 17 -	REVENUES AND COST OF REVENUES:

a.	Revenues:

	Year ended December 31
	2019	2018	2017
	U.S. dollars in thousands

Revenues from proxy services	1,976	-	-
Revenues from licenses	625	794	486
Revenues from provision of maintenance and support services	655	606	519
Revenue from other license related services	28	66	91
	3,284	1,466	1,096

b.	Revenue recognized in relation to contract liabilities:

The following table includes revenue expected to be recognized in the future related to performance obligations that are unsatisfied at the reporting date.

U.S. dollars in thousands	2020	2021 and thereafter	Total
Contracts with customers	562	82	644

The Company recognized $469 thousand of revenue related to beginning of the period contract liability balances.

c.	Cost of revenues:

	Year ended December 31
	2019	2018	2017
	U.S. dollars in thousands

Payroll and related expenses	206	367	203
Share-based payment	31	55	51
Amortization of and depreciation	863	270	245
Impairment of intangible assets	270	-	-
Cost of internet services providers	360	-	-
Cost of networks and servers	88	-	-
Other	71	99	84
	1,889	791	583